UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     Investment Company Act file number 811-05051

                                CENTENNIAL AMERICA FUND, L.P.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                     (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                        (Name and address of agent for service)


             Registrant's telephone number, including area code: (303) 768-3200
                                                                 --------------

                            Date of fiscal year end:  DECEMBER 31
                                                      -----------

          Date of reporting period: JANUARY 1, 2003 - DECEMBER 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  DECEMBER 31, 2003

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
 U.S. GOVERNMENT AGENCIES--163.1%
 FNMA Master Credit Facility:
 1.09%, 1/2/04                                    $3,000,000        $ 2,999,909
 1.12%, 5/3/04                                     2,500,000          2,490,511
--------------------------------------------------------------------------------
 Federal Home Loan Bank:
 1.04%, 1/7/04-1/28/04                             5,155,000          5,152,799
 1.05%, 1/14/04-2/6/04                             5,000,000          4,996,415
 1.06%, 2/18/04                                    2,500,000          2,496,450
 1.065%, 1/23/04                                   2,000,000          1,998,698
 1.08%, 3/26/04                                    2,750,000          2,742,988
 1.12%, 4/16/04                                    3,000,000          2,990,107
--------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp.:
 1.05%, 2/3/04                                     4,000,000          3,996,150
 1.055%, 3/25/04                                   4,500,000          4,488,952
 1.07%, 2/5/04                                     1,133,000          1,131,810
--------------------------------------------------------------------------------
 Federal National Mortgage Assn., 1.05%, 4/6/04    1,700,000          1,695,239
                                                                    ------------
 Total U.S. Government Agencies
(Cost $37,180,028)                                                   37,180,028

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--13.1% 1

 Undivided interest of 8.33% in joint repurchase
 agreement (Principal Amount/Market Value $36,000,000,
 with a maturity value of $36,001,820) with
 PaineWebber, Inc., 0.91%, dated 12/31/03, to be
 repurchased at $3,000,152 on 1/2/04, collateralized
 by Federal Home Loan Mortgage Corp., 5%, 12/1/33,
 with a value of
 $36,780,632 (Cost $3,000,000)                     3,000,000          3,000,000


--------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $40,180,028)        176.2%        40,180,028
--------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS                 (76.2)       (17,379,605)
                                                       -------------------------
 NET ASSETS                                            100.0%      $ 22,800,423
                                                       =========================

1. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 4 | CENTENNIAL AMERICA FUND, L.P.

STATEMENT OF ASSETS AND LIABILITIES  DECEMBER 31, 2003
-------------------------------------------------------------------
 ASSETS

 Investments, at value (including
 repurchase agreements of $3,000,000)
 (cost $40,180,028)-- see accompanying statement        $40,180,028
-------------------------------------------------------------------
 Cash                                                       130,790
-------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                        76
 Other                                                        8,961
                                                        -----------
 Total assets                                            40,319,855

-------------------------------------------------------------------
 LIABILITIES

 Payables and other liabilities:
 Shares of beneficial interest redeemed                  14,955,460
 Investments purchased                                    2,490,511
 Distribution and service plan fees                          19,789
 Shareholder reports                                         14,921
 Tax provision                                                4,303
 Managing General Partners' compensation                      2,290
 Transfer and shareholder servicing agent fees                  778
 Dividends                                                       79
 Other                                                       31,301
                                                        -----------
 Total liabilities                                       17,519,432


-------------------------------------------------------------------
 NET ASSETS                                             $20,800,423
                                                        ===========


-------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Paid-in capital                                        $22,799,831
-------------------------------------------------------------------
 Accumulated net realized gain on investments                   592
                                                        -----------
 NET ASSETS--applicable to 22,799,831 shares of
 beneficial interest outstanding                        $22,800,423
                                                        ===========

-------------------------------------------------------------------
 NET ASSET VALUE, REDEMPTION PRICE PER SHARE
 AND OFFERING PRICE PER SHARE                                 $1.00




 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



 5 | CENTENNIAL AMERICA FUND, L.P.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------

 INVESTMENT INCOME

 Interest                                                $466,617

------------------------------------------------------------------
 EXPENSES

 Management fees                                          179,251
------------------------------------------------------------------
 Service plan fees                                         79,276
------------------------------------------------------------------
 Shareholder reports                                       22,169
------------------------------------------------------------------
 Tax provision                                             16,153
------------------------------------------------------------------
 Legal, auditing and other professional fees               14,646
------------------------------------------------------------------
 Registration and filing fees                              14,593
------------------------------------------------------------------
 Transfer and shareholder servicing agent fees              9,324
------------------------------------------------------------------
 Managing General Partners' compensation                    6,831
------------------------------------------------------------------
 Insurance expenses                                         2,890
------------------------------------------------------------------
 Custodian fees and expenses                                  346
------------------------------------------------------------------
 Other                                                     18,021
                                                         ---------
 Total expenses                                           363,500
 Less reduction to custodian expenses                        (346)
                                                         ---------
 Net expenses                                             363,154

------------------------------------------------------------------
 NET INVESTMENT INCOME                                    103,463

------------------------------------------------------------------
 NET REALIZED LOSS ON INVESTMENTS                            (944)

------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $102,519
                                                         =========


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



 6 | CENTENNIAL AMERICA FUND, L.P.

 STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
 YEAR ENDED DECEMBER 31,                            2003                  2002
-------------------------------------------------------------------------------
 OPERATIONS

 Net investment income                      $    103,463          $    391,841
-------------------------------------------------------------------------------
 Net realized gain (loss)                           (944)                  563
                                            -----------------------------------
 Net increase in net assets
 resulting from operations                       102,519               392,404

-------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income           (103,463)             (391,841)

-------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net decrease in net assets resulting from
 beneficial interest transactions            (11,158,108)          (15,664,910)

-------------------------------------------------------------------------------
 NET ASSETS

 Total decrease                              (11,159,052)          (15,664,910)
-------------------------------------------------------------------------------
 Beginning of period                          33,959,475            49,623,822
                                            -----------------------------------
 End of period                              $ 22,800,423          $ 33,959,475
                                            ===================================



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



 7 | CENTENNIAL AMERICA FUND, L.P.

FINANCIAL HIGHLIGHTS
YEAR ENDED DECEMBER 31,                           2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period          $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
---------------------------------------------------------------------------------------------------------------
 Income from investment operations--
 net investment income and net realized gain        -- 1         .01           .03           .05           .04
 Dividends and/or distributions to shareholders     -- 1        (.01)         (.03)         (.05)         (.04)
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $  1.00       $  1.00       $  1.00        $ 1.00        $ 1.00
                                               ================================================================

---------------------------------------------------------------------------------------------------------------
 TOTAL RETURN 2                                   0.26%         0.97%         3.27%         5.52%         3.82%

---------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)      $22,800       $33,959       $49,624       $43,005       $27,503
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $39,838       $40,218       $49,690       $35,333       $24,285
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                            0.26%         0.97%         3.27%         5.35%         3.82%
 Total expenses                                   0.91% 4       0.87% 4       0.87% 4       1.00% 4       1.32%



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



8 | CENTENNIAL AMERICA FUND, L.P.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES
Centennial America Fund, L.P. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund is organized as a limited partnership and issues one class of shares, in the form of limited partnership interests. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to limited partnerships. As a limited partnership, the Fund is not subject to U.S. federal income tax, and the character of the income earned and capital gains or losses realized by the Fund flows directly through to shareholders. Beginning in 1998, according to the provisions of the 1997 Taxpayer Relief Act, the Fund elected to be treated as an "Electing 1987 Partnership". As such it will record a U.S. Federal income tax provision equal to 3.50% of gross income.
--------------------------------------------------------------------------------
MANAGING GENERAL PARTNERS' COMPENSATION. The Board of Managing General Partners has adopted a deferred compensation plan for independent managing general partners that enables managing general partners to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Managing General Partner. Deferral of managing general partners' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



9 | CENTENNIAL AMERICA FUND, L.P.

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                   YEAR ENDED DECEMBER 31, 2003              YEAR ENDED DECEMBER 31, 2002
                                   SHARES                AMOUNT              SHARES                AMOUNT
-----------------------------------------------------------------------------------------------------------
 Sold                         192,629,095           192,629,095         177,080,061         $ 177,080,061
 Dividends and/or
 distributions reinvested          99,574                99,574             372,003               372,003
 Redeemed                    (203,886,777)         (203,886,777)       (193,116,974)         (193,116,974)
                             ------------------------------------------------------------------------------
 Net decrease                 (11,158,108)        $ (11,158,108)        (15,664,910)        $ (15,664,910)
                             ==============================================================================




--------------------------------------------------------------------------------
 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.45% of the first $500 million of average annual net assets of the Fund and 0.40% of average annual net assets over $500 million.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Fund and for other registered investment companies. The Fund pays SSI a per account fee. For the year ended December 31, 2003, the Fund paid $9,048 to SSI for services to the Fund.

   SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
SERVICE PLAN (12B-1) FEES. The Fund has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Fund. Reimbursement is made quarterly at an annual rate of up to 0.20% of the average annual net assets of the Fund. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

10 | CENTENNIAL AMERICA FUND, L.P.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF MANAGING GENERAL PARTNERS AND SHAREHOLDERS OF CENTENNIAL AMERICA FUND, L.P.:

We have audited the accompanying statement of assets and liabilities of Centennial America Fund, L.P., including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial America Fund, L.P. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.





DELOITTE & TOUCHE LLP

Denver, Colorado
February 20, 2004


11 | CENTENNIAL AMERICA FUND, L.P.

FEDERAL INCOME TAX INFORMATION  UNAUDITED


--------------------------------------------------------------------------------
In early 2004, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
   None of the dividends paid by the Fund during the year ended December 31, 2003 are eligible for the corporate dividend-received deduction.
   The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  UNAUDITED

--------------------------------------------------------------------------------
   The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August
31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


12 | CENTENNIAL AMERICA FUND, L.P.

MANAGING GENERAL PARTNERS AND OFFICERS  UNAUDITED


--------------------------------------------------------------------------------
NAME, POSITION(S)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
HELD WITH FUND,        TRUSTEESHIPS/DIRECTORSHIPS HELD BY MANAGING
LENGTH OF SERVICE,     GENERAL PARTNERS; NUMBER OF PORTFOLIOS IN FUND
AGE                    COMPLEX CURRENTLY OVERSEEN BY MANAGING GENERAL
                       PARTNERS

INDEPENDENT            THE ADDRESS OF EACH MANAGING GENERAL PARTNER IN
MANAGING GENERAL       THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
PARTNERS               CO 80112-3924. EACH MANAGING GENERAL PARTNER
                       SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER
                       RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L.             Chairman of the following private mortgage banking
ARMSTRONG,             companies: Cherry Creek Mortgage Company (since
Chairman of            1991), Centennial State Mortgage Company (since
the Board (since       1994), The El Paso Mortgage Company (since 1993),
2003) and Managing     Transland Financial Services, Inc. (since 1997);
General Partner        Chairman of the following private companies: Great
(since 1999) Age: 66   Frontier Insurance (insurance agency) (since
                       1995), Ambassador Media Corporation and Broadway
                       Ventures (since 1984); a director of the following public companies: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992) and UNUMProvident (insurance company) (since 1991).
                       Mr. Armstrong is also a Director/Trustee of Campus
                       Crusade for Christ and the Bradley Foundation.
                       Formerly a director of the following: Storage
                       Technology Corporation (a publicly-held computer equipment company) (1991-February 2003), and
                       International Family Entertainment (television channel) (1992-1997), Frontier Real Estate, Inc.
                       (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency)
                       (1995-June 1999); a U.S. Senator (January
                       1979-January 1991). Oversees 38 portfolios in the
                       OppenheimerFunds complex.

ROBERT G. AVIS,        Formerly, Director and President of A.G. Edwards
Managing General       Capital, Inc. (General Partner of private equity
Partner (since 1993)   funds) (until February 2001); Chairman, President
Age: 72                and Chief Executive Officer of A.G. Edwards
                       Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice
                       Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March 1999);
                       Chairman of A.G. Edwards Trust Company and A.G.E.
                       Asset Management (investment advisor) (until March
                       1999); and a Director (until March 2000) of A.G.
                       Edwards & Sons and A.G. Edwards Trust Company.
                       Oversees 38 portfolios in the OppenheimerFunds complex.


GEORGE C. BOWEN,       Formerly (until April 1999): Senior Vice President
Managing General       (from September 1987) and Treasurer (from March
Partner (since 1997)   1985) of OppenheimerFunds, Inc. (the Manager);
Age: 67                Vice President (from June 1983) and Treasurer
                       (since March 1985) of OppenheimerFunds
                       Distributor, Inc. (a subsidiary of the Manager);
                       Senior Vice President (since February 1992),
                       Treasurer (since July 1991) Assistant Secretary and a director (since December 1991) of Centennial
                       Asset Management Corporation; Vice President
                       (since October 1989) and Treasurer (since April
                       1986) of HarbourView Asset Management Corporation
                       (an investment advisory subsidiary of the Manager); President, Treasurer and a director
                       (June 1989-January 1990) of Centennial Capital
                       Corporation (an investment advisory subsidiary of the Manager); Vice President and Treasurer (since
                       August 1978) and Secretary (since April 1981) of
                       Shareholder Services, Inc. (a transfer agent subsidiary of the Manager); Vice President, Treasurer and Secretary (since November 1989) of
                       Shareholder Financial Services, Inc. (a transfer agent subsidiary of the Manager); Assistant
                       Treasurer (since March 1998) of Oppenheimer
                       Acquisition Corp. (the Manager's parent
                       corporation); Treasurer (since November 1989) of
                       Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); Vice President and Treasurer (since July 1996) of Oppenheimer
                       Real Asset Management, Inc. (an investment advisory subsidiary of the Manager); Chief
                       Executive Officer and director (since March 1996) of MultiSource Services, Inc. (a broker-dealer subsidiary of the Manager); Treasurer (since
                       October 1997) of OppenheimerFunds International
                       Ltd. and OppenheimerFunds plc (offshore fund management subsidiaries of the Manager). Oversees
                       38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,     A member of The Life Guard of Mount Vernon, George
Managing General       Washington's home (since June 2000). Formerly
Partner (since 1999)   (March 2001 - May 2002) Director of Genetic ID,
Age: 65                Inc. and its subsidiaries (a privately held
                       biotech company); a partner with
                       PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman (from 1994-1998), Price Waterhouse LLP Global Investment Management
                       Industry Services Group. Oversees 38 portfolios in the OppenheimerFunds complex.






JON S. FOSSEL,         Chairman and Director (since 1998) of Rocky
Managing General       Mountain Elk Foundation (a not-for-profit
Partner (since 1990)   foundation); and a director (since October 1999)
Age: 61                of P.R. Pharmaceuticals (a privately held company)
                       and UNUMProvident (an insurance company) (since
                       June 1, 2002). Formerly Chairman and a director
                       (until October 1996) and President and Chief
                       Executive Officer (until October 1995) of the
                       Manager; President, Chief Executive Officer and a director of Oppenheimer Acquisition Corp.,
                       Shareholders Services Inc. and Shareholder
                       Financial Services, Inc. (until October 1995).
                       Oversees 38 portfolios in the OppenheimerFunds complex.


13 | CENTENNIAL AMERICA FUND, L.P.

MANAGING GENERAL PARTNERS AND OFFICERS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------


SAM FREEDMAN,          Director of Colorado Uplift (a non-profit charity)
Managing General       (since September 1984). Formerly (until October
Partner                1994) Mr. Freedman held several positions in
(since 1996)           subsidiary or affiliated companies of the Manager.
Age: 63                Oversees 38 portfolios in the OppenheimerFunds
                       complex.

BEVERLY L. HAMILTON,   Trustee (since 1996) of MassMutual Institutional
Managing General       Funds and of MML Series Investment Fund (open-end
Partner (since 2002)   investment companies); Director of MML Services
Age: 57                (since April 1987) and America Funds Emerging
                       Markets Growth Fund (since October 1991) (both are investment companies), The California Endowment (a philanthropy organization) (since April 2002), and Community Hospital of Monterey Peninsula, (since
                       February 2002); a trustee (since February 2000) of
                       Monterey International Studies (an educational organization), and an advisor to Unilever
                       (Holland)'s pension fund and to Credit Suisse
                       First Boston's Sprout venture capital unit. Mrs.
                       Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of Michigan and Hartford Hospital.
                       Formerly, President (February 1991-April 2000)
                       ARCO Investment Management Company. Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,      Chairman and CEO (since 2003) of Steele Street
Managing General       State Bank (a commercial banking entity); Director
Partner (since 2002)   (since 2001) of Jones Knowledge, Inc. (a privately
Age: 59                held company), U.S. Exploration, Inc., (since
                       1997), Colorado UpLIFT (a non-profit organization)
                       (since 1986) and a trustee of the Gallagher Family
                       Foundation (non-profit organization) (since 2000).
                       Formerly, Chairman of U.S. Bank (a subsidiary of
                       U.S. Bancorp and formerly Colorado National Bank,)
                       (July 1996-April 1, 1999) and a director of Commercial Assets, Inc. (a REIT) (1993-2000).
                       Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL,   Trustee (since 1996) of MassMutual Institutional
JR.,                   Funds and of MML Series Investment Fund (open-end
Managing General       investment companies); Trustee (since 1987),
Partner (since 2000)   Chairman of the Board (since 2003) and Chairman of
Age: 61                the investment committee (since 1994) for the
                       Worcester Polytech Institute; President and
                       Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable fund); Trustee
                       (since 1995) of the Springfield Library and Museum
                       Association; Trustee (since 1996) of the Community
                       Music School of Springfield. Formerly, member of the investment committee of the Community
                       Foundation of Western Massachusetts (1998 - 2003);
                       Chairman (January 1999-July 1999) of SIS & Family
                       Bank, F.S.B. (formerly SIS Bank); President, Chief
                       Executive Officer and Director (May 1993-December
                       1998) of SIS Bankcorp, Inc. and SIS Bank (formerly
                       Springfield Institution for Savings) and Executive
                       Vice President (January 1999-July 1999) of Peoples
                       Heritage Financial Group, Inc. Oversees 38 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
INTERESTED             THE ADDRESS OF MR. GRABISH IN THE CHART BELOW IS
MANAGING               6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. MR.
GENERAL PARTNER        GRABISH SERVES FOR AN INDEFINITE TERM, UNTIL HIS
                       RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

RICHARD F. GRABISH,    Senior Vice President, Assistant Director of Sales
Managing General       and Marketing (since March 1997), and Manager of
Partner                Private Client Services (since June 1985) for A.G.
(since 2002)           Edwards & Sons, Inc. (broker/dealer and investment
Age: 54                firm). Chairman and Chief Executive Officer (since
                       March 2001) of A.G. Edwards Trust Company;
                       Director (since March 1988) of A.G. Edwards &
                       Sons, Inc. Formerly (until March 1987) President and Vice Chairman of A.G. Edwards Trust Company.
                       Oversees 6 portfolios in the OppenheimerFunds complex

--------------------------------------------------------------------------------
OFFICER AND MANAGING   THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS
GENERAL PARTNER        TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
                       NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN
                       INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH OR
                       REMOVAL.

JOHN V. MURPHY,        Chairman, Chief Executive Officer and director
President and Managing (since June 2001) and President (since September
General Partner        2000) of the Manager; President and a director or
(since 2001)           trustee of other Oppenheimer funds; President and
Age: 54                a director (since July 2001) of Oppenheimer
                       Acquisition Corp. and of Oppenheimer Partnership
                       Holdings, Inc.; a director (since November 2001) of OppenheimerFunds Distributor, Inc.; Chairman and a director (since July 2001) of Shareholder
                       Services, Inc. and of Shareholder Financial
                       Services, Inc.; President and a director (since
                       July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.:
                       OFI Institutional Asset Management, Inc. and
                       Centennial Asset Management Corporation (since
                       November 2001), HarbourView Asset Management
                       Corporation and OFI Private Investments, Inc.
                       (since July 2001); President (since November 1,
                       2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of Trinity








14 | CENTENNIAL AMERICA FUND, L.P.

JOHN V. MURPHY,        Investment Management Corp. and Tremont Advisers,
Continued              Inc. (investment advisory affiliates of the
                       Manager); Executive Vice President (since February
                       1997) of Massachusetts Mutual Life Insurance
                       Company (the Manager's parent company); a director
                       (since June 1995) of DLB Acquisition Corporation
                       (a holding company that owns shares of David L.
                       Babson & Company, Inc.); formerly, Chief Operating
                       Officer (September 2000-June 2001) of the Manager;
                       President and trustee (November 1999-November
                       2001) of MML Series Investment Fund and MassMutual
                       Institutional Funds (open-end investment companies); a director (September 1999-August
                       2000) of C.M. Life Insurance Company; President,
                       Chief Executive Officer and director (September
                       1999-August 2000) of MML Bay State Life Insurance
                       Company; a director (June 1989-June 1998) of
                       Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp).
                       Oversees 72 portfolios as a Trustee/Officer and 10 portfolios as an Officer in the OppenheimerFunds complex.

--------------------------------------------------------------------------------
OFFICERS               THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS
                       AS FOLLOWS: FOR MR. ZACK, TWO WORLD FINANCIAL
                       CENTER, 225 LIBERTY STREET, NEW YORK, NY
                       10281-1008, FOR MESSRS. WEISS AND WIXTED AND MS.
                       WOLF, 6803 S. TUCSON WAY, CENTENNIAL, CO
                       80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM
                       OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR
                       REMOVAL.

BARRY D. WEISS,        Vice President of the Manager (since July 2001);
Vice President and     an officer of 6 portfolios in the OppenheimerFunds
Portfolio Manager      complex; formerly Assistant Vice President and
(since 2002)           Senior Credit Analyst of the Manager (February
Age: 39                2000-June 2001). Prior to joining the Manager in
                       February 2000, he was Associate Director,
                       Structured Finance, Fitch IBCA Inc. (April 1998 -
                       February 2000); and News Director, Fitch Investors
                       Service (September 1996 - April 1998).

CAROL E. WOLF,         Senior Vice President (since June 2000) of the
Vice President and     Manager; an officer of 9 portfolios in the
Portfolio Manager      OppenheimerFunds complex; formerly Vice President
(since 1991)           of the Manager (June 1990 - June 2000).
Age: 52


BRIAN W. WIXTED,       Senior Vice President and Treasurer (since March
Treasurer (since 1999) 1999) of the Manager; Treasurer (since March 1999)
Age: 44                of HarbourView Asset Management Corporation,
                       Shareholder Services, Inc., Oppenheimer Real Asset
                       Management Corporation, Shareholder Financial
                       Services, Inc., Oppenheimer Partnership Holdings,
                       Inc., OFI Private Investments, Inc. (since March
                       2000), OppenheimerFunds International Ltd. and
                       OppenheimerFunds plc (offshore fund management subsidiaries of the Manager) (since May 2000) and OFI Institutional Asset Management, Inc. (since
                       November 2000); Treasurer and Chief Financial
                       Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager);
                       Assistant Treasurer (since March 1999) of
                       Oppenheimer Acquisition Corp. and OppenheimerFunds
                       Legacy Program (since April 2000); formerly
                       Principal and Chief Operating Officer (March
                       1995-March 1999), Bankers Trust Company-Mutual
                       Fund Services Division. An officer of 82 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,        Executive Vice President (since January 2004) and
Vice President and     General Counsel (since February 2002) of the
Secretary (since 2001) Manager; General Counsel and a director (since
Age: 55                November 2001) of OppenheimerFunds Distributor,
                       Inc.; Senior Vice President and General Counsel
                       (since November 2001) of HarbourView Asset
                       Management Corporation; Vice President and a director (since November 2000) of Oppenheimer
                       Partnership Holdings, Inc.; Senior Vice President,
                       General Counsel and a director (since November
                       2001) of Shareholder Services, Inc., Shareholder
                       Financial Services, Inc., OFI Private Investments,
                       Inc., OFI Trust Company and OFI Institutional
                       Asset Management, Inc.; General Counsel (since
                       November 2001) of Centennial Asset Management
                       Corporation; a director (since November 2001) of
                       Oppenheimer Real Asset Management, Inc.; Assistant
                       Secretary and a director (since November 2001) of OppenheimerFunds International Ltd.; Vice
                       President (since November 2001) of
                       OppenheimerFunds Legacy Program; Secretary (since
                       November 2001) of Oppenheimer Acquisition Corp.;
                       formerly Senior Vice President (May 1985-January
                       2004), Acting General Counsel (November
                       2001-February 2002) and Associate General Counsel
                       (May 1981-October 2001) of the Manager; Assistant
                       Secretary of Shareholder Services, Inc. (May
                       1985-November 2001), Shareholder Financial
                       Services, Inc. (November 1989-November 2001);
                       OppenheimerFunds International Ltd. And
                       OppenheimerFunds plc (October 1997-November 2001).
                       An officer of 82 portfolios in the
                       OppenheimerFunds complex.




THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S MANAGING GENERAL PARTNERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.



15 | CENTENNIAL AMERICA FUND, L.P.

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT


         The Board of Managing General Partners of the Fund has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Managing General Partners pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)      Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $6,500 in fiscal 2003 and $5,500 in fiscal 2002.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $75,000 in fiscal 2003 and $65,000 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $11,600 in fiscal 2003 and $6,500 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2003 and $3,500 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $86,600 in fiscal 2003 and $75,000 in fiscal 2002 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         Not applicable for fiscal periods ending December 31, 2003.

ITEM 10.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)